Segment Reporting - Segment Revenue and Segment Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 primaryreportablesegment		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Reportable segments, number	2
Services segment decription of offerings	3
Revenue	$ 21,793	[1]	$ 21,994	[1]	$ 20,973	[1]
Finance income	597	[1]	632	[1]	660	[1]
Total Revenues	22,390	[1]	22,626	[1]	21,633	[1]
Interest expense	428	[1],[2]	478	[1],[2]	592	[1],[2]
Segment profit (loss)	1,997	[1],[3]	2,092	[1],[3]	1,875	[1],[3]
Equity in net income of unconsolidated affiliates	152	[1]	149	[1]	78	[1]
Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue	11,453	[1]	10,754	[1]	9,548	[1]
Finance income	75	[1]	83	[1]	89	[1]
Total Revenues	11,528		10,837		9,637
Interest expense	22	[1]	25	[1]	28	[1]
Segment profit (loss)	1,173	[1],[3]	1,207	[1],[3]	1,132	[1],[3]
Equity in net income of unconsolidated affiliates	30	[1]	31	[1]	16	[1]
Document Technology Segment [Member]
Segment Reporting Information [Line Items]
Revenue	8,951	[1]	9,722	[1]	9,790	[1]
Finance income	511	[1]	537	[1]	559	[1]
Total Revenues	9,462	[1]	10,259	[1]	10,349	[1]
Interest expense	172	[1]	202	[1]	212	[1]
Segment profit (loss)	1,065	[1],[3]	1,140	[1],[3]	1,085	[1],[3]
Equity in net income of unconsolidated affiliates	122	[1]	118	[1]	62	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenue	1,389	[1]	1,518	[1]	1,635	[1]
Finance income	11	[1]	12	[1]	12	[1]
Total Revenues	1,400	[1]	1,530	[1]	1,647	[1]
Interest expense	234	[1]	251	[1]	352	[1]
Segment profit (loss)	(241)	[1],[3]	(255)	[1],[3]	(342)	[1],[3]
Equity in net income of unconsolidated affiliates	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[3]	(2)Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.